Vanguard Equity Income Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (96.9%)1
Communication Services (6.7%)
Verizon Communications Inc.	18,850,145	1,076,909
Comcast Corp. Class A	17,244,020	729,077
AT&T Inc.	6,468,531	216,761
BCE Inc.	3,438,339	156,433
Viacom Inc. Class B	1,689,570	50,467
Sinclair Broadcast Group Inc. Class A	779,502	41,805
Omnicom Group Inc.	509,743	41,773
CenturyLink Inc.	3,399,586	39,979
TEGNA Inc.	1,568,907	23,769
		2,376,973
Consumer Discretionary (4.1%)
Home Depot Inc.	1,929,547	401,288
McDonald's Corp.	1,679,236	348,710
Cie Generale des Etablissements Michelin SCA	954,692	120,713
General Motors Co.	2,696,767	103,906
Darden Restaurants Inc.	657,922	80,089
Whirlpool Corp.	408,218	58,114
Target Corp.	622,419	53,908
Best Buy Co. Inc.	718,916	50,130
Ralph Lauren Corp. Class A	427,482	48,558
Brinker International Inc.	1,215,778	47,841
H&R Block Inc.	854,754	25,044
Bed Bath & Beyond Inc.	1,601,374	18,608
Autoliv Inc.	220,289	15,532
Las Vegas Sands Corp.	258,665	15,284
Signet Jewelers Ltd.	769,749	13,763
^ Tailored Brands Inc.	2,207,570	12,738
Abercrombie & Fitch Co.	655,710	10,518
Newell Brands Inc.	609,513	9,399
Tapestry Inc.	231,020	7,330
Hasbro Inc.	57,278	6,053
Dine Brands Global Inc.	62,208	5,939
		1,453,465
Consumer Staples (12.2%)
Philip Morris International Inc.	8,190,698	643,215
Coca-Cola Co.	12,437,437	633,314
Procter & Gamble Co.	5,590,860	613,038
PepsiCo Inc.	4,228,941	554,541
Unilever NV	7,015,691	425,993
Walmart Inc.	2,861,716	316,191
Mondelez International Inc. Class A	4,984,267	268,652
Sysco Corp.	3,764,508	266,226
Nestle SA	2,001,645	207,215
Kimberly-Clark Corp.	893,644	119,105
Coca-Cola European Partners plc	1,378,960	77,911
Altria Group Inc.	1,001,439	47,418
Flowers Foods Inc.	1,541,882	35,880
Coty Inc. Class A	2,646,086	35,457

Molson Coors Brewing Co. Class B	575,565	32,232
Bunge Ltd.	306,643	17,083
Campbell Soup Co.	273,792	10,971
Archer-Daniels-Midland Co.	237,000	9,670
Hershey Co.	50,983	6,833
Colgate-Palmolive Co.	87,170	6,247
		4,327,192
Energy (8.7%)
Chevron Corp.	7,088,520	882,095
Exxon Mobil Corp.	9,058,345	694,141
Suncor Energy Inc.	14,277,143	444,876
Kinder Morgan Inc.	15,704,266	327,905
^ TC Energy Corp.	6,151,957	304,979
Phillips 66	1,716,043	160,519
Occidental Petroleum Corp.	1,245,120	62,604
ConocoPhillips	1,020,189	62,231
Murphy Oil Corp.	2,313,068	57,017
Schlumberger Ltd.	960,640	38,176
* Cosan Ltd.	1,289,727	17,231
Delek US Holdings Inc.	242,221	9,815
Archrock Inc.	798,373	8,463
Helmerich & Payne Inc.	125,489	6,352
		3,076,404
Financials (17.0%)
JPMorgan Chase & Co.	11,842,930	1,324,040
Bank of America Corp.	24,566,692	712,434
MetLife Inc.	10,204,681	506,866
PNC Financial Services Group Inc.	2,294,971	315,054
Wells Fargo & Co.	6,276,603	297,009
Chubb Ltd.	1,794,187	264,266
Marsh & McLennan Cos. Inc.	2,502,347	249,609
Citigroup Inc.	3,156,986	221,084
M&T Bank Corp.	1,293,041	219,907
Travelers Cos. Inc.	1,426,468	213,285
American International Group Inc.	3,425,164	182,493
US Bancorp	3,170,748	166,147
Principal Financial Group Inc.	2,110,588	122,245
Aflac Inc.	2,143,034	117,460
BlackRock Inc.	198,684	93,242
Synchrony Financial	2,644,389	91,681
Ameriprise Financial Inc.	624,375	90,634
Fifth Third Bancorp	3,162,175	88,225
Prudential Financial Inc.	857,118	86,569
Regions Financial Corp.	5,571,160	83,233
LPL Financial Holdings Inc.	930,379	75,891
BB&T Corp.	1,392,913	68,434
Comerica Inc.	777,077	56,447
Morgan Stanley	1,221,085	53,496
First American Financial Corp.	914,991	49,135
Progressive Corp.	610,768	48,819
Huntington Bancshares Inc.	3,529,145	48,773
Franklin Resources Inc.	1,239,309	43,128
Unum Group	812,787	27,269
Cullen/Frost Bankers Inc.	252,393	23,639
AXA Equitable Holdings Inc.	1,093,929	22,863
Cincinnati Financial Corp.	203,668	21,114

CME Group Inc.	67,653	13,132
T. Rowe Price Group Inc.	114,163	12,525
Citizens Financial Group Inc.	336,575	11,901
SunTrust Banks Inc.	148,452	9,330
PacWest Bancorp	207,545	8,059
		6,039,438
Health Care (16.3%)
Johnson & Johnson	8,016,483	1,116,536
Pfizer Inc.	21,085,517	913,425
Merck & Co. Inc.	9,091,690	762,338
Medtronic plc	4,650,435	452,906
Eli Lilly & Co.	3,895,567	431,590
Koninklijke Philips NV	7,151,965	310,938
Bristol-Myers Squibb Co.	6,529,655	296,120
Roche Holding AG	1,019,842	286,767
Novartis AG	3,081,814	281,344
UnitedHealth Group Inc.	1,001,084	244,274
AstraZeneca plc ADR	5,419,262	223,707
AbbVie Inc.	2,610,000	189,799
Gilead Sciences Inc.	1,643,857	111,059
Cardinal Health Inc.	1,734,621	81,701
Amgen Inc.	392,988	72,420
CVS Health Corp.	397,663	21,669
		5,796,593
Industrials (9.6%)
Lockheed Martin Corp.	1,233,342	448,369
Caterpillar Inc.	3,063,571	417,534
Deere & Co.	2,036,178	337,415
Eaton Corp. plc	3,834,721	319,356
Union Pacific Corp.	1,884,832	318,744
Honeywell International Inc.	1,336,122	233,274
3M Co.	1,264,011	219,104
United Technologies Corp.	1,580,289	205,754
Raytheon Co.	850,520	147,888
BAE Systems plc	23,221,749	145,947
Cummins Inc.	538,382	92,246
PACCAR Inc.	1,269,208	90,952
CH Robinson Worldwide Inc.	912,580	76,976
Boeing Co.	197,556	71,912
United Parcel Service Inc. Class B	643,964	66,502
General Electric Co.	4,314,703	45,304
Waste Management Inc.	354,029	40,844
Illinois Tool Works Inc.	266,929	40,256
GATX Corp.	396,904	31,471
Delta Air Lines Inc.	437,540	24,830
Nielsen Holdings plc	818,347	18,495
Greenbrier Cos. Inc.	394,440	11,991
KAR Auction Services Inc.	359,334	8,983
Fastenal Co.	201,609	6,570
		3,420,717
Information Technology (10.2%)
Cisco Systems Inc.	17,358,948	950,055
Intel Corp.	15,224,137	728,779
Analog Devices Inc.	3,783,147	427,004
TE Connectivity Ltd.	2,213,455	212,005
KLA-Tencor Corp.	1,595,837	188,628

Maxim Integrated Products Inc.	2,901,963	173,595
Texas Instruments Inc.	1,389,800	159,494
QUALCOMM Inc.	1,845,963	140,422
Broadcom Inc.	452,892	130,370
International Business Machines Corp.	937,025	129,216
HP Inc.	4,996,331	103,874
Western Union Co.	3,561,360	70,836
Microsoft Corp.	383,505	51,374
NetApp Inc.	565,145	34,869
Hewlett Packard Enterprise Co.	2,079,685	31,091
Xerox Corp.	855,260	30,285
Science Applications International Corp.	204,862	17,733
Automatic Data Processing Inc.	90,502	14,963
Xilinx Inc.	113,825	13,422
Juniper Networks Inc.	293,586	7,818
Seagate Technology plc	137,804	6,493
		3,622,326
Materials (2.9%)
Dow Inc.	4,101,918	202,266
^ Nutrien Ltd.	3,742,378	200,068
Celanese Corp. Class A	1,327,866	143,144
Linde plc	393,209	78,956
CF Industries Holdings Inc.	1,638,751	76,546
Nucor Corp.	1,037,149	57,147
DuPont de Nemours Inc.	681,930	51,192
Domtar Corp.	1,105,609	49,233
Air Products & Chemicals Inc.	186,113	42,130
* Corteva Inc.	922,703	27,284
Huntsman Corp.	1,311,822	26,814
International Paper Co.	586,867	25,423
Greif Inc. Class A	589,150	19,177
Packaging Corp. of America	164,004	15,633
* AdvanSix Inc.		—
		1,015,013
Other (0.0%)
* IAA Inc.	359,334	13,935

Real Estate (1.2%)
Crown Castle International Corp.	3,362,304	438,276

Utilities (8.0%)
Dominion Energy Inc.	4,569,939	353,348
Sempra Energy	2,480,394	340,905
NextEra Energy Inc.	1,641,789	336,337
Eversource Energy	3,536,430	267,920
American Electric Power Co. Inc.	3,034,754	267,089
Duke Energy Corp.	2,432,595	214,652
Exelon Corp.	4,105,800	196,832
UGI Corp.	2,832,984	151,310
Southern Co.	2,355,276	130,200
FirstEnergy Corp.	2,292,533	98,143
Ameren Corp.	1,094,992	82,245
AES Corp.	4,626,226	77,536
PNM Resources Inc.	1,096,610	55,828
Entergy Corp.	521,144	53,641
Pinnacle West Capital Corp.	489,284	46,037

	Public Service Enterprise Group Inc.			690,774	40,631
	IDACORP Inc.			343,432	34,491
	PPL Corp.			848,001	26,297
	Xcel Energy Inc.			431,978	25,698
	OGE Energy Corp.			479,445	20,405
	WEC Energy Group Inc.			137,099	11,430
	MDU Resources Group Inc.			322,699	8,326
	DTE Energy Co.			64,295	8,222
	National Fuel Gas Co.			119,682	6,313
	NRG Energy Inc.			134,838	4,735
					2,858,571
Total Common Stocks (Cost $26,597,415)					34,438,903
		Coupon
Temporary Cash Investments (3.6%)1
Money Market Fund (2.0%)
2,3 Vanguard Market Liquidity Fund		2.499%		7,153,774	715,521

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (1.5%)
	Societe Generale (Dated 6/28/19, Repurchase Value $103,222,000, collateralized by U.S. Treasury Note/Bond 1.625-3.000%, 8/31/22-11/15/45, with a value of $105,264,000)

		2.500%	7/1/19	103,200	103,200
	Goldman Sachs & Co. (Dated 6/28/19, Repurchase Value $187,239,000, collateralized by Federal Home Loan Mortgage Corp. 3.000%, 5/1/34, with a value of $190,944,000)

		2.510%	7/1/19	187,200	187,200
Nomura International plc
(Dated 6/28/19, Repurchase Value
$32,407,000, collateralized by U.S.
	Treasury Bill 0.000%, 7/18/19 and U.S. Treasury Note/Bond 2.000%-2.750%, 7/31/22-1/15/27, with a value of $33,048,000)

		2.490%	7/1/19	32,400	32,400
	RBC Capital Markets LLC (Dated 6/28/19, Repurchase Value $188,839,000, collateralized by U.S. Treasury Note/Bond 2.500%-2.875%, 9/30/23-5/15/46, with a value of $192,576,000)

		2.490%	7/1/19	188,800	188,800
					511,600
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.386%	7/5/19	3,200	3,199
	United States Treasury Bill	2.376%	7/11/19	4,500	4,497
4	United States Treasury Bill	2.385%	8/1/19	800	799
4	United States Treasury Bill	2.349%	8/15/19	7,000	6,982
4	United States Treasury Bill	2.319%	8/22/19	2,000	1,994
4	United States Treasury Bill	2.480%	9/5/19	5,000	4,981
4	United States Treasury Bill	2.211%–2.157%	11/7/19	5,500	5,459

4 United States Treasury Bill	2.275%	11/29/19	10,000	9,914
				37,825
Total Temporary Cash Investments (Cost $1,264,794)				1,264,946
Total Investments (100.5%) (Cost $27,862,209)				35,703,849
Other Assets and Liabilities-Net (-0.5%)[3]				(178,626)
Net Assets (100%)				35,525,223

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $221,620,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 2.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $230,420,000 of collateral received for securities on loan.
4 Securities with a value of $23,305,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipts

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	3,616	532,311	8,735

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.

Equity Income Fund

When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified

Equity Income Fund

counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default
(including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,085,979	1,352,924	—
Temporary Cash Investments	715,521	549,425	—
Futures Contracts—Assets[1]	2,401	—	—
Total	33,803,901	1,902,349	—
1 Represents variation margin on the last day of the reporting period.